Shareholders' Equity (Details) - USD ($)										6 Months Ended			12 Months Ended
		Jun. 30, 2025	Apr. 09, 2025	Mar. 03, 2025	Feb. 03, 2025	Jan. 04, 2025	Dec. 31, 2024	Oct. 17, 2024	Jul. 11, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued							12,687,500				11,250,000		12,687,500
Ordinary shares, shares outstanding							12,687,500						12,687,500
Ordinary shares, no par value (in Dollars per share)							$ 0						$ 0
Ordinary shares, shares authorized											Unlimited		Unlimited
Amount of ipo (in Dollars)											$ 324,069
Shareholders’ equity (in Dollars)													$ 1,509,173
Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		37,487,500								37,487,500
Ordinary shares, shares outstanding		37,487,500								37,487,500
Issued price (in Dollars per share)			$ 0.3
Gross proceeds (in Dollars)			$ 7,140,000
Ordinary shares agree to issue and sell			23,800,000
Offering costs (in Dollars)		$ 996,533								$ 996,533
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued															1
Ordinary shares, no par value (in Dollars per share)
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	[1]	26,237,500					1,437,500			26,237,500			1,437,500
Ordinary shares, shares outstanding	[1]	26,237,500					1,437,500			26,237,500			1,437,500
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	Unlimited					Unlimited
Voting rights										one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	[1]	11,250,000					11,250,000			11,250,000			11,250,000
Ordinary shares, shares outstanding	[1]	11,250,000					11,250,000			11,250,000			11,250,000
Ordinary shares, no par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	Unlimited					Unlimited
Voting rights										fifty
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued									11,250,000
Ordinary shares, shares outstanding									11,250,000
Issued price (in Dollars per share)								$ 4
Net proceeds (in Dollars)								$ 4,678,701
Discounts and offering expenses. (in Dollars)								1,071,299
Gross proceeds (in Dollars)								$ 5,750,000
Amount of ipo (in Dollars)														$ 50,000
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Number of issued shares								1,250,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Number of issued shares								187,500
Issued price (in Dollars per share)								$ 4
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Number of issued shares				210,000	240,000	550,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued							11,250,000						11,250,000
Ordinary shares, shares outstanding							11,250,000				11,250,000		11,250,000
Number of issued shares									11,250,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding		26,237,500					1,437,500			26,237,500			1,437,500
Number of issued shares										23,800,000
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding		11,250,000					11,250,000			11,250,000	11,250,000	11,250,000	11,250,000	11,250,000		11,250,000
Number of issued shares

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.